Supplement to the
Fidelity® Balanced Fund
October 29, 2016
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

The following information replaces the biographical information for Peter Dixon and Pierre Sorel found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Dixon is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

Pierre Sorel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (financials and real estate sectors), which he has managed since September 2008. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

BAL-17-01 1.468108.130	March 10, 2017

Supplement to the
Fidelity® Balanced Fund
Class K
October 29, 2016
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

Effective December 12, 2016, the following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser allocates the equity portion of the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities.

Effective December 12, 2016, the following information replaces similar information found in the "Shareholder Information" section under the "Buying Shares" heading.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of the fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the biographical information for Peter Dixon and Pierre Sorel found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Dixon is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

Pierre Sorel is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (financials and real estate sectors), which he has managed since September 2008. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

BAL-K-17-01 1.878258.117	March 10, 2017